Exhibit 99
Ford Credit Auto Lease Trust 2013-A
Monthly Investor Report

Transaction Month	5	Payment Date	August 15, 2013
Collection Period	July, 2013

Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-173928-06 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.

I. SUMMARY

		Initial	Beginning of Period Balance	End of Period Balance	End of Period Factor
2013-A Reference Pool Balance		1,116,998,297.30	$1,045,994,588.41	$1,025,426,758.25	0.9180200
Total Note Balance		1,032,106,000.00	$944,347,743.36	$923,779,913.20	0.8950436

Total Overcollateralization		84,892,297.30	$101,646,845.05	$101,646,845.05

2013-A Exchange Note Balance		1,064,026,804.12	$979,441,184.33	$958,873,354.17	0.9011741
2013-A Exchange Note Overcollateralization		52,971,493.18	$66,553,404.08	$66,553,404.08

Overcollateralization			Beginning of Period	End of Period
2013-A Reference Pool Balance as a % of Total Note Balance			110.76%	111.00%
2013-A Reference Pool Balance as a % of 2013-A Exchange Note Balance			106.80%	106.94%

	Note Interest Rate	Initial Balance	Beginning of Period Balance	End of Period Balance	End of Period Factor
Class A-1 Notes	0.23000%	$154,000,000.00	$66,241,743.36	$45,673,913.20	0.2965839
Class A-2 Notes	0.46000%	$344,000,000.00	$344,000,000.00	$344,000,000.00	1.0000000
Class A-3 Notes	0.60000%	$344,000,000.00	$344,000,000.00	$344,000,000.00	1.0000000
Class A-4 Notes	0.78000%	$69,470,000.00	$69,470,000.00	$69,470,000.00	1.0000000
Class B Notes	1.01000%	$44,680,000.00	$44,680,000.00	$44,680,000.00	1.0000000
Class C Notes	1.28000%	$44,680,000.00	$44,680,000.00	$44,680,000.00	1.0000000
Class D Notes	1.79000%	$31,276,000.00	$31,276,000.00	$31,276,000.00	1.0000000
Total		$1,032,106,000.00	$944,347,743.36	$923,779,913.20	0.8950436

	Principal Payments		Interest Payments		Total Payments
	Actual	Principal Payments per $1000 Face	Actual	Interest Payments per $1000 Face	Actual	Total Payments per $1000 Face
Class A-1 Notes	$20,567,830.16	$133.56	$13,119.55	$0.09	$20,580,949.71	$133.65
Class A-2 Notes	$0.00	$0.00	$131,866.67	$0.38	$131,866.67	$0.38
Class A-3 Notes	$0.00	$0.00	$172,000.00	$0.50	$172,000.00	$0.50
Class A-4 Notes	$0.00	$0.00	$45,155.50	$0.65	$45,155.50	$0.65
Class B Notes	$0.00	$0.00	$37,605.67	$0.84	$37,605.67	$0.84
Class C Notes	$0.00	$0.00	$47,658.67	$1.07	$47,658.67	$1.07
Class D Notes	$0.00	$0.00	$46,653.37	$1.49	$46,653.37	$1.49
Total	$20,567,830.16	$19.93	$494,059.43	$0.48	$21,061,889.59	$20.41

II. POOL INFORMATION

2013-A Reference Pool Balance	Lease Balance	Securitization Value	Residual Portion of Securitization Value
Beginning of Period	$1,220,785,230.08	$1,045,994,588.41	$711,928,852.18
Change	$(24,709,205.21)	$(20,567,830.16)	$(2,899,383.28)
End of Period	$1,196,076,024.87	$1,025,426,758.25	$709,029,468.90
Residual Portion of Securitization Value as % of Securitization Value at end of period			69.14%

	At Cutoff Date	Terminations in Prior Period	Beginning of Period	Terminations in Current Period	End of Period
Number of Leases	46,395	1,000	45,395	414	44,981

				Beginning of Period	End of Period
Weighted Average Remaining Term to Maturity in Months				20.6	19.7

Ford Credit Auto Lease Trust 2013-A
Monthly Investor Report

Transaction Month	5	Payment Date	August 15, 2013
Collection Period	July, 2013

Delinquent Leases
		Number of Leases	Securitization Value	% of End of Period Reference Pool Balance
31 - 60 Days Delinquent		247	$5,532,175.36	0.54%
61 - 90 Days Delinquent		15	$336,135.25	0.03%
91- 120 Days Delinquent		1	$24,428.64	0.00%
Over 120 Days Delinquent		4	$83,776.19	0.01%
Total Delinquent Leases		267	$5,976,515.44	0.58%

		Current Period	Cumulative
Prepayment Speed		0.70%	0.51%

III. EXCHANGE NOTE COLLECTIONS AND DISTRIBUTIONS

Collections
Base monthly Payments (Rent)				$18,891,670.62
plus: Payoffs				$5,777,140.59
plus: Other (including extension fees, excess charges, etc.)				$148,988.13
minus: Payaheads				$(791,246.06)
plus: Payahead Draws				$552,978.18
plus: Advances				$613,942.23
minus: Advance Reimbursement Amounts				$(1,385,992.82)
plus: Administrative Removal Amounts				$0.00
plus: Net Auction Proceeds				$3,087,022.46
plus: Recoveries				$31,759.89
Total Collections				$26,926,263.22

Reserve Account Balance Beginning of Period				$5,584,991.49

Total Collections Plus Reserve				$32,511,254.71

Exchange Note Distributions
	Amount Due	Amount Paid	Remaining Available Funds	Shortfall
Ref Pool Servicing Fee and Adv Reimbursement	$871,662.16	$871,662.16	$31,639,592.55	$0.00
2013-A Exchange Note Interest Payment	$1,518,133.84	$1,518,133.84	$30,121,458.71	$0.00
2013-A Exchange Note Principal Payment	$0.00	$0.00	$30,121,458.71	$0.00
Shortfall Payment (to cover Notes)	$5,584,991.49	$5,584,991.49	$24,536,467.22	$0.00
Reserve Account Deposit	$20,567,830.16	$20,567,830.16	$3,968,637.06	$0.00
Shared Amounts	$0.00	$0.00	$3,968,637.06	$0.00
Remaining Funds Released to Borrowers	$3,968,637.06	$3,968,637.06	$0.00	$0.00
Total	$32,511,254.71	$32,511,254.71	$0.00	$0.00

Ford Credit Auto Lease Trust 2013-A
Monthly Investor Report

Transaction Month	5	Payment Date	August 15, 2013
Collection Period	July, 2013

IV. AVAILABLE FUNDS AND DISTRIBUTIONS

Available Funds
2013-A Exchange Note Interest Payment				$1,518,133.84
2013-A Exchange Note Principal Payment				$20,567,830.16
Shortfall Payment (to cover Notes)				$0.00

Total				$22,085,964.00

ABS Note Distributions	Amount Due	Amount Paid	Remaining Available Funds	Shortfall
Trustee Fees and Expenses	$0.00	$0.00	$22,085,964.00	$0.00
Administration Fee	$7,869.56	$7,869.56	$22,078,094.44	$0.00
Class A-1 Interest	$13,119.55	$13,119.55	$22,064,974.89	$0.00
Class A-2 Interest	$131,866.67	$131,866.67	$21,933,108.22	$0.00
Class A-3 Interest	$172,000.00	$172,000.00	$21,761,108.22	$0.00
Class A-4 Interest	$45,155.50	$45,155.50	$21,715,952.72	$0.00
Total Class A Interest	$362,141.72	$362,141.72		$0.00
Firest Priority Principal Payment	$0.00	$0.00	$21,715,952.72
Class B Interest	$37,605.67	$37,605.67	$21,678,347.05	$0.00
Second Priority Principal Payment	$0.00	$0.00	$21,678,347.05
Class C Interest	$47,658.67	$47,658.67	$21,630,688.38	$0.00
Third Priority Principal Payment	$0.00	$0.00	$21,630,688.38
Class D Interest	$46,653.37	$46,653.37	$21,584,035.01	$0.00
Specified Reserve Deposit	$0.00	$0.00	$21,584,035.01	$0.00
Regular Principal Payment	$20,567,830.16	$20,567,830.16	$1,016,204.85	$0.00
Additional Trustee Fees and Expenses	$0.00	$0.00	$1,016,204.85	$0.00
Remaining Funds to Holder of Residual Interest	$1,016,204.85	$1,016,204.85	$0.00	$0.00
Total	$22,085,964.00	$22,085,964.00	$0.00	$0.00

V. RECONCILIATION OF ADVANCES AND PAYAHEADS

Advances
Beginning of Period Advance Balance				$3,074,271.50
plus: Additional Advances				$613,942.23
minus: Advance Reimbursement Amounts				$(1,385,992.82)
End of Period Advance Balance				$2,302,220.91

Payaheads
Beginning of Period Payahead Balance				$1,670,270.69
plus: Additional Payaheads				$791,246.06
minus: Payahead Draws				$(552,978.18)
End of Period Payahead Balance				$1,908,538.57

VI. RESERVE ACCOUNT

Beginning of Period Reserve Account Balance				$5,584,991.49
minus: Reserve Account Draw				$0.00
plus: Reserve Deposit from Exchange Note Distributions				$0.00
plus: Reserve Deposit from Note Distributions				$0.00
End of Period Reserve Account Balance				$5,584,991.49
Memo: Required Reserve Amount				$5,584,991.49

VII. OVERCOLLATERALIZATION INFORMATION
Targeted Ovecollateralization Amount				$101,646,845.05
Actual Overcollateralization Amount (EOP Pool Balance- EOP Note Balance				$101,646,845.05

Ford Credit Auto Lease Trust 2013-A
Monthly Investor Report

Transaction Month	5	Payment Date	August 15, 2013
Collection Period	July, 2013

VIII. LEASE TERMINATIONS
	Number of Leases		Securitization Value
Retained Vehicles	Current Period	Cumulative	Current Period	Cumulative
Early Terminations	201	955	$4,433,160.78	$20,731,561.54
Standard Terminations	46	59	$722,972.08	$916,710.33
Total Retained	247	1,014	$5,156,132.86	$21,648,271.87

Returned Vehicles
Early Terminations	71	264	$1,370,605.40	$4,912,545.99
Standard Terminations	80	93	$1,393,275.60	$1,654,408.20
Total Returned	151	357	$2,763,881.00	$6,566,954.19

Charged Off Leases / Repossessed Vehicles	16	43	$373,572.05	$981,727.70
Removals by Servicer and Other	0	0	$0.00	$0.00
Total Terminations	414	1,414	$8,293,585.91	$29,196,953.76

Memo: 1) Removals of Leases Terminated in Prior Periods	0	0
2) Number of Leases Scheduled to Terminate	0	0	Current Period	Cumulative
Return Rate (Returned / Total Terminations)			36.47%	25.25%
Early Termination Rate (Early Terminations / Total Terminations)			65.70%	86.21%

Note: An Early Termination is a lease that terminates more than three months prior to the month in which it is scheduled to terminate.

VIII. GAIN (LOSS) CALCULATIONS
	Number of Leases		Gain (Loss)
Gain (Loss) on Retained Vehicles	Current Period	Cumulative	Current Period	Cumulative
Customer Payments			$5,837,926.97
plus: Payahead draws			$207,241.58
minus: Unreimbursed Advances			$(20,161.97)
minus: Securitization Value of Retained Vehicles			$(5,156,132.86)
Total	247	1,014	$868,873.72	$3,486,961.48
Gain (Loss) Per Retained Vehicle			$3,517.71	$3,438.82

Gain (Loss) on Returned Vehicles
Customer Payments			$184,731.55
plus: Net Auction Proceeds			$2,846,073.91
plus: Payahead Draws			$19,557.72
minus: Unreimbursed Advances			$(6,347.21)
minus: Securitization Value of Returned Vehicles			$(2,763,881.00)
Total	151	357	$280,134.97	$693,860.56
Gain (Loss) Per Returned Vehicle			$1,855.20	$1,943.59

Credit Gain (Loss) Charged Off / Repossessed Vehicles	16	43	$(47,690.67)	$(131,967.03)
Credit Gain (Loss) Per Charged Off / Repossessed Vehicle			$(2,980.67)	$(3,069.00)

Gain (Loss) on Removals by Servicer and Other	0	0
Note: There is no Gain or Loss on Removals by Servicer

Recoveries from Leases Closed in Prior Periods			$2,788.77	$29,733.85

Total Gain (Loss)	414	1,414	$1,104,106.79	$4,078,588.86

Memo: Residual Gain (Loss) on Returned Vehicles
Net Auction Proceeds			$2,846,073.91
plus: Excess Wear and Use and Excess Mileage Assessed			$42,893.68
minus: Residual Portion of Securitization Value			$(2,516,743.94)
Total	151	357	$372,223.65	$920,047.43
Residual Gain (Loss) Per Returned Vehicle			$2,465.06	$2,577.16

Ford Credit Auto Lease Trust 2013-A
Monthly Investor Report

Transaction Month	5	Payment Date	August 15, 2013
Collection Period	July, 2013

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2013

SERVICER CERTIFICATION

THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.

Ford Motor Credit Company LLC
/s/ Daniel J. Gardetto
Assistant Treasurer

*Lease Balance is calculated similar to Securitization Value, but present values the base monthly payments and contract leas end value at the contract lease factor, without considering the base residual value or minimum discount rate.

**The Weighted Average is calculated based on Securitization Value.